Treasury shares (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Treasury Shares

	Pearson plc
	Number of shares 000s	£m
At 1 January 2018	5,994	61
Purchase of treasury shares	—	—
Release of treasury shares	(2,769)	(28)

At 31 December 2018	3,225	33
Purchase of treasury shares	6,100	52
Release of treasury shares	(6,067)	(61)

At 31 December 2019	3,258	24